EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 24, 2013 (Accession No. 0001193125-13-269184), to the Class I Summary Prospectus and Prospectus dated May 1, 2013, as amended June 24, 2013, for Cohen & Steers Preferred Securities and Income Fund, Inc.